SHARE BASED COMPENSATION - Restricted Stock Units (RSUs) Narrative (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares delivered to satisfy minimum statutory tax withholding requirements (in shares)			60,415
Ordinary Shares (Class A and Class B)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares delivered (in shares)	[1]	2,371,735	962,679	10,242
RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period		2 years
Units vested (in shares)		2,371,735	1,189,136	10,867
Shares released, that were previously vested (in shares)			624
Unrecognized compensation expense		$ 26.4
Unrecognized compensation expense, period of recognition		1 year 25 days
RSUs | Darwin Homes, Inc.
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units vested (in shares)			166,666
RSUs | Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period		12 months
Vesting percentage		50.00%
RSUs | Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period		12 months

[1]	Share amounts have been retroactively adjusted to reflect the 1-for-12 reverse share split effected on March 8, 2024.